Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Eligible compensation	$ 2,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Eligible compensation rate maximum	25.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Eligible compensation rate maximum	6.00%